Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INDEX TRUST
CIK	dei_EntityCentralIndexKey	0000861469
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Mid-Cap Index Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMCRX
Federated Hermes Mid-Cap Index Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMDCX
Federated Hermes Mid-Cap Index Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMCLX
Federated Hermes Max-Cap Index Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCCX
Federated Hermes Max-Cap Index Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMXKX
Federated Hermes Max-Cap Index Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FISPX
Federated Hermes Max-Cap Index Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMXSX